GECC Financing Receivables and Allowance for Losses on Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 110,255	$ 120,351
GECC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	126,561	135,465
Less allowance for losses	(4,104)	(4,025)	$ (3,626)	$ (3,661)
Financing receivables, net	122,457	131,440
GECC | Loans and Finance Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	120,007	128,371
GECC | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Net of Deferred Income	6,554	7,094
Loans that have been acquired in a transfer but have been subject to credit deterioration since origination per ASC 310, Receivables	$ 2	$ 16